Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Long-Term Debt [Line Items]
Long-Term Debt	$ 5,725,101
Long-Term Debt [Member]
Schedule of Long-Term Debt [Line Items]
Maturity date	Dec. 26, 2025
Long-Term Debt	$ 5,725,101